1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

July 31, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 379
Investment Company Act File No. 811-22487
Amendment No. 381

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 379 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add Deutsche X-trackers Low Beta High Yield Bond ETF (the “Fund”), a newly created series, to the Trust and should have no effect on the existing series of the Trust.

The Trust would like to launch the Fund concurrently with one or more new series of the Trust previously filed with the Securities and Exchange Commission. Accordingly, we respectfully request accelerated review of this Amendment so as to enable the Trust to receive the Staff’s comments to the Amendment by August 30, 2017. The Trust may subsequently request accelerated effectiveness of the above Amendment concerning the Fund which incorporates changes in respect to the Staff’s comments. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz